ANGLESEA ENTERPRISES, INC. (A Development Stage Company) - Statements of Operations - From Inception through June 30, 2013 (Unaudited) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	29 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2013
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Consulting fees	0	0	12,420	0	7,500	7,500	19,920
Professional fees	4,783	9,900	2,100	17,767	28,700	41,213	61,080
General and administrative	1,007	3,857	1,050	2,140	5,936	8,380	11,570
Total Operating Expenses	5,790	13,757	15,570	19,907	42,136	57,093	92,570
LOSS FROM OPERATIONS	(5,790)	(13,757)	(15,570)	(19,907)	(42,136)	(57,093)	(92,570)
NET LOSS	$ (5,790)	$ (13,757)	$ (15,570)	$ (19,907)	$ (42,136)	$ (57,093)	$ (92,570)
BASIC LOSS PER COMMON SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	66,033,000	66,033,000	66,033,000	66,033,000	66,033,000	66,033,000